UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2020, the Fund (Investor Class shares) returned 10.93%, relative to a 11.29% return for the S&P SmallCap 600® Index, the Fund’s benchmark index.
ILIM Commentary
2020 was a positive year for U.S. equities with the S&P 500® Index closing the year at a record high, following the coronavirus induced turbulence early in the year. The strong gains reflected unprecedented fiscal and monetary stimulus as governments and central banks scrambled to support growth following the coronavirus outbreak.
Equities began 2020 on a strong footing following continued improvement in economic news flow and the formal signing of the U.S.-China trade deal. News of a rapidly deteriorating Covid-19 situation began to cause unease across global markets by mid-February. This led to a significant correction in equities in the first quarter of 2020, as the restrictions put in place to contain the spread of the coronavirus contributed to a sharp slowing in growth and the onset of recession. After falling 34% in less than five weeks, equities rebounded from late March on the back of unprecedented levels of fiscal and monetary stimulus announced to support the economy.
The market continued to rally through the summer and into the fall recovering all the losses experienced in February and March. The rebound was supported by ongoing accommodative monetary policies adopted by global central banks as well as a strong recovery in global growth as economies continued to reopen. Equities experienced some profit taking, and declined from their early September highs, as signs of a slowing in global growth momentum caused worry among investors. Concerns over the possibility of some fading of fiscal stimulus into year-end and growing fears over the potential for a contested or delayed U.S. presidential election result in November pushed markets down.
Following this correction equities enjoyed a strong end to the year as the removal of uncertainty surrounding the U.S. presidential election and the successful conclusion of several Covid-19 vaccine trials spurred a sharp market rally. December saw the beginning of Covid-19 vaccination programs and the year finished on a high with a $900 billion U.S. stimulus package contributing to the strong close for equity markets in 2020.
Small cap companies took a large hit following the onset of Covid-19 in quarter one due to their sensitivity to growth but enjoyed a strong recovery through the summer as economies began to reopen. Small caps finished the year with a flourish, as the benchmark index posted a 31.3% return in quarter four largely driven by positive Covid-19 vaccine developments.
The S&P SmallCap 600 Index lagged the S&P MidCap® 400 Index given its smaller weight in the technology sector which posted a strong performance in 2020. Small caps also had a higher weight relative to mid-caps in the energy sector, which underperformed last year.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	11.47%	12.24%	10.02%
Investor Class	10.93%	11.85%	11.36%
Class L	10.82%	11.59%	12.92%
(a) Class L inception date was August 12, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2020 (unaudited)
Sector	Percentage of Fund Investments
Financial	23.12%
Industrial	17.25
Consumer, Non-cyclical	17.23
Consumer, Cyclical	15.64
Technology	9.51
Basic Materials	4.91
Communications	4.35
Energy	3.16
Utilities	1.53
Government Money Market Mutual Funds	1.08
Short Term Investments	2.22
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,354.60	$1.18
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	$1.02
Investor Class
Actual	$1,000.00	$1,352.00	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.85
Class L
Actual	$1,000.00	$1,352.30	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.12
* Expenses are equal to the Fund's annualized expense ratio of 0.20% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 184 /366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.06%
25,187	AdvanSix Inc(a)	$ 503,488
115,698	Allegheny Technologies Inc(a)	1,940,255
24,540	American Vanguard Corp	380,861
88,623	Arconic Corp(a)	2,640,965
29,514	Balchem Corp	3,400,603
43,808	Carpenter Technology Corp	1,275,689
45,571	Century Aluminum Co(a)	502,648
15,120	Clearwater Paper Corp(a)	570,780
364,242	Cleveland-Cliffs Inc(b)	5,303,364
75,076	Ferro Corp(a)	1,098,362
43,991	GCP Applied Technologies Inc(a)	1,040,387
40,626	Glatfelter Corp	665,454
8,942	Hawkins Inc	467,756
47,200	HB Fuller Co	2,448,736
22,425	Innospec Inc	2,034,620
14,425	Kaiser Aluminum Corp	1,426,632
19,219	Koppers Holdings Inc(a)	598,864
29,078	Kraton Corp(a)	808,078
133,478	Livent Corp(a)(b)	2,514,726
36,790	Mercer International Inc	377,098
15,330	Neenah Inc	848,056
12,039	Quaker Chemical Corp	3,050,562
51,726	Rayonier Advanced Materials Inc(a)	337,254
17,039	Rogers Corp(a)	2,645,986
28,578	Schweitzer-Mauduit International Inc	1,149,121
19,468	Stepan Co	2,322,922
		40,353,267
Communications — 4.49%
43,709	ADTRAN Inc	645,582
27,146	AMC Networks Inc Class A(a)(b)	971,012
9,862	ATN International Inc	411,837
30,794	CalAmp Corp(a)	305,476
46,238	Cincinnati Bell Inc(a)	706,517
38,366	Cogent Communications Holdings Inc	2,296,972
66,700	Consolidated Communications Holdings Inc(a)	326,163
12,322	ePlus Inc(a)	1,083,720
52,119	EW Scripps Co Class A	796,900
112,229	Extreme Networks Inc(a)	773,258
117,115	Gannett Co Inc(a)	393,506
89,178	Harmonic Inc(a)	659,025
22,860	HealthStream Inc(a)	499,262
107,022	Iridium Communications Inc(a)	4,208,640
23,639	Liquidity Services Inc(a)	376,097
36,935	Meredith Corp	709,152
27,537	NETGEAR Inc(a)	1,118,828
61,155	NIC Inc	1,579,634
30,115	Perficient Inc(a)	1,434,980
33,326	Plantronics Inc	900,802
43,388	QuinStreet Inc(a)	930,239
27,319	Scholastic Corp	682,975
Shares		Fair Value
Communications — (continued)
45,482	Shenandoah Telecommunications Co	$ 1,967,097
20,159	Shutterstock Inc	1,445,400
15,681	Spok Holdings Inc	174,530
16,611	Stamps.com Inc(a)	3,258,912
21,595	TechTarget Inc(a)	1,276,480
208,920	Viavi Solutions Inc(a)	3,128,577
212,970	Vonage Holdings Corp(a)	2,741,989
		35,803,562
Consumer, Cyclical — 16.13%
56,488	Abercrombie & Fitch Co Class A	1,150,096
28,008	Albany International Corp Class A	2,056,347
11,961	Allegiant Travel Co	2,263,500
104,249	American Axle & Manufacturing Holdings Inc(a)	869,437
5,601	America's Car-Mart Inc(a)	615,214
17,595	Asbury Automotive Group Inc(a)	2,564,295
27,372	Barnes & Noble Education Inc(a)	127,280
114,961	Bed Bath & Beyond Inc(b)	2,041,707
32,592	Big Lots Inc	1,399,175
20,747	BJ's Restaurants Inc(a)	798,552
72,707	Bloomin' Brands Inc	1,411,970
26,070	Boot Barn Holdings Inc(a)(b)	1,130,395
41,318	Brinker International Inc	2,337,359
26,144	Buckle Inc	763,405
34,340	Caleres Inc	537,421
85,923	Callaway Golf Co	2,063,011
137,440	Capri Holdings Ltd(a)	5,772,480
18,115	Cato Corp Class A	173,723
7,795	Cavco Industries Inc(a)	1,367,633
26,404	Century Communities Inc(a)	1,155,967
38,057	Cheesecake Factory Inc(b)	1,410,392
107,131	Chico's FAS Inc	170,338
13,222	Children's Place Inc(b)	662,422
17,574	Chuy's Holdings Inc(a)	465,535
18,610	Conn's Inc(a)	217,551
45,957	Cooper Tire & Rubber Co	1,861,259
15,793	Cooper-Standard Holdings Inc(a)	547,543
40,983	Core-Mark Holding Co Inc	1,203,671
61,579	Crocs Inc(a)	3,858,540
34,441	Daktronics Inc	161,184
43,293	Dave & Buster's Entertainment Inc(b)	1,299,656
51,680	Designer Brands Inc Class A	395,352
14,979	Dine Brands Global Inc	868,782
26,216	Dorman Products Inc(a)	2,276,073
16,972	El Pollo Loco Holdings Inc(a)	307,193
20,180	Ethan Allen Interiors Inc	407,838
16,379	Fiesta Restaurant Group Inc(a)	186,721
41,999	Fossil Group Inc(a)	364,131

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Consumer, Cyclical — (continued)
20,111	Foundation Building Materials Inc(a)	$ 386,332
40,051	G-III Apparel Group Ltd(a)	950,811
48,839	GameStop Corp Class A(a)(b)	920,127
13,218	Genesco Inc(a)	397,730
29,824	Gentherm Inc(a)	1,945,121
38,939	GMS Inc(a)	1,186,861
15,706	Group 1 Automotive Inc	2,059,685
34,259	Guess? Inc	774,939
15,085	Haverty Furniture Cos Inc	417,402
41,971	Hawaiian Holdings Inc	742,887
15,142	Hibbett Sports Inc(a)	699,258
20,663	Installed Building Products Inc(a)	2,106,180
52,910	Interface Inc	555,555
25,661	iRobot Corp(a)(b)	2,060,322
42,796	Kontoor Brands Inc	1,735,806
42,099	La-Z-Boy Inc	1,677,224
22,949	LCI Industries	2,976,026
20,152	LGI Homes Inc(a)	2,133,089
26,344	Lumber Liquidators Holdings Inc(a)	809,815
26,226	M/I Homes Inc(a)	1,161,550
283,098	Macy's Inc(b)	3,184,852
21,436	Marcus Corp	288,957
20,002	MarineMax Inc(a)	700,670
46,384	MDC Holdings Inc	2,254,262
34,315	Meritage Homes Corp(a)	2,841,968
65,973	Meritor Inc(a)	1,841,306
34,240	Methode Electronics Inc	1,310,707
67,354	Michaels Cos Inc(a)(b)	876,276
11,915	Monarch Casino & Resort Inc(a)	729,436
17,915	Motorcar Parts of America Inc(a)	351,492
14,377	Movado Group Inc	238,946
48,058	ODP Corp	1,408,099
15,424	Oxford Industries Inc	1,010,426
9,922	PC Connection Inc	469,211
18,859	PetMed Express Inc(b)	604,620
21,267	PriceSmart Inc	1,937,211
12,927	Red Robin Gourmet Burgers Inc(a)(b)	248,586
22,144	Regis Corp(a)(b)	203,503
128,179	Resideo Technologies Inc(a)	2,725,086
28,599	Ruth's Hospitality Group Inc	507,060
102,929	Sally Beauty Holdings Inc(a)	1,342,194
23,028	ScanSource Inc(a)	607,479
32,522	Shake Shack Inc Class A(a)	2,757,215
8,111	Shoe Carnival Inc	317,789
47,751	Signet Jewelers Ltd	1,302,170
45,745	SkyWest Inc	1,843,981
25,324	Sleep Number Corp(a)	2,073,023
21,638	Sonic Automotive Inc Class A	834,578
18,431	Standard Motor Products Inc	745,718
70,587	Steven Madden Ltd	2,493,133
48,224	Titan International Inc	234,369
44,865	Tupperware Brands Corp(a)	1,453,177
13,560	Unifi Inc(a)	240,554
Shares		Fair Value
Consumer, Cyclical — (continued)
13,895	UniFirst Corp	$ 2,941,433
12,383	Universal Electronics Inc(a)	649,612
20,066	Vera Bradley Inc(a)	159,725
11,563	Veritiv Corp(a)	240,395
53,117	Vista Outdoor Inc(a)	1,262,060
47,757	Wabash National Corp	822,853
30,795	Winnebago Industries Inc	1,845,852
74,878	Wolverine World Wide Inc	2,339,937
68,326	YETI Holdings Inc(a)	4,678,281
18,811	Zumiez Inc(a)	691,869
		128,569,939
Consumer, Non-Cyclical — 17.77%
29,792	Aaron's Co Inc(a)	564,856
60,840	ABM Industries Inc	2,302,186
13,701	Addus HomeCare Corp(a)	1,604,250
40,773	Alarm.com Holdings Inc(a)	4,217,967
13,073	American Public Education Inc(a)	398,465
42,908	AMN Healthcare Services Inc(a)	2,928,471
33,371	Amphastar Pharmaceuticals Inc(a)	671,091
27,502	Andersons Inc	674,074
35,326	AngioDynamics Inc(a)	541,548
9,004	ANI Pharmaceuticals Inc(a)	261,476
12,968	Anika Therapeutics Inc(a)	586,932
69,997	Arlo Technologies Inc(a)	545,277
58,620	B&G Foods Inc(b)	1,625,533
31,257	BioTelemetry Inc(a)	2,253,005
15,018	Calavo Growers Inc	1,042,700
34,099	Cal-Maine Foods Inc(a)	1,280,076
36,826	Cardiovascular Systems Inc(a)	1,611,506
32,391	Cardtronics PLC Class A(a)	1,143,402
8,371	Central Garden & Pet Co(a)	323,204
35,501	Central Garden & Pet Co Class A(a)	1,289,751
29,391	Chefs' Warehouse Inc(a)	755,055
4,234	Coca-Cola Consolidated Inc	1,127,387
57,844	Coherus Biosciences Inc(a)	1,005,329
102,586	Community Health Systems Inc(a)	762,214
26,094	CONMED Corp	2,922,528
95,389	Corcept Therapeutics Inc(a)	2,495,376
8,204	CorVel Corp(a)	869,624
90,418	Covetrus Inc(a)	2,598,613
33,775	Cross Country Healthcare Inc(a)	299,584
36,033	CryoLife Inc(a)	850,739
16,320	Cutera Inc(a)	393,475
64,513	Cytokinetics Inc(a)	1,340,580
37,611	Deluxe Corp	1,098,241
10,345	Eagle Pharmaceuticals Inc(a)	481,767
16,303	Enanta Pharmaceuticals Inc(a)	686,356
208,324	Endo International PLC(a)	1,495,766
46,517	Ensign Group Inc	3,392,020
54,450	EVERTEC Inc	2,140,974
9,823	Forrester Research Inc(a)	411,584

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
27,495	Fresh Del Monte Produce Inc	$ 661,805
11,222	Fulgent Genetics Inc(a)(b)	584,666
41,019	Glaukos Corp(a)	3,087,090
48,791	Green Dot Corp Class A(a)	2,722,538
34,768	Hanger Inc(a)	764,548
17,322	Heidrick & Struggles International Inc	508,920
8,108	Heska Corp(a)	1,180,930
80,789	HMS Holdings Corp(a)	2,968,996
57,352	Innoviva Inc(a)	710,591
16,748	Inogen Inc(a)	748,301
29,993	Integer Holdings Corp(a)	2,435,132
16,113	Inter Parfums Inc	974,675
31,968	Invacare Corp	286,114
13,661	J & J Snack Foods Corp	2,122,510
8,048	John B Sanfilippo & Son Inc	634,665
30,869	Kelly Services Inc Class A	634,975
49,406	Korn Ferry	2,149,161
31,263	Lannett Co Inc(a)	203,835
62,087	Lantheus Holdings Inc(a)	837,554
15,211	LeMaitre Vascular Inc	616,046
39,280	Luminex Corp	908,154
20,787	Magellan Health Inc(a)	1,721,995
10,739	Medifast Inc	2,108,495
78,095	MEDNAX Inc(a)	1,916,451
38,821	Meridian Bioscience Inc(a)	725,565
44,597	Merit Medical Systems Inc(a)	2,475,579
11,970	MGP Ingredients Inc	563,308
30,388	Monro Inc	1,619,680
68,236	Myriad Genetics Inc(a)	1,349,367
10,637	National Beverage Corp(b)	903,081
30,463	Natus Medical Inc(a)	610,479
101,297	NeoGenomics Inc(a)	5,453,831
38,599	Omnicell Inc(a)	4,632,652
65,445	OraSure Technologies Inc(a)	692,735
17,876	Orthofix Medical Inc(a)	768,311
66,780	Owens & Minor Inc	1,806,399
39,636	Pacira BioSciences Inc(a)	2,371,818
23,433	Pennant Group Inc(a)	1,360,520
63,213	Perdoceo Education Corp(a)	798,380
19,300	Phibro Animal Health Corp Class A	374,806
11,223	Providence Service Corp(a)	1,555,845
29,520	Quanex Building Products Corp	654,458
106,435	R1 RCM Inc(a)	2,556,569
38,670	RadNet Inc(a)	756,772
27,303	REGENXBIO Inc(a)	1,238,464
44,480	Rent-A-Center Inc	1,703,139
27,773	Resources Connection Inc	349,107
98,360	Select Medical Holdings Corp(a)	2,720,638
5,472	Seneca Foods Corp Class A(a)	218,333
76,327	Simply Good Foods Co(a)(b)	2,393,615
32,720	SpartanNash Co	569,655
134,623	Spectrum Pharmaceuticals Inc(a)	459,064
48,704	Supernus Pharmaceuticals Inc(a)	1,225,393
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
12,324	Surmodics Inc(a)	$ 536,340
17,723	Tactile Systems Technology Inc(a)	796,472
27,746	Team Inc(a)	302,431
34,861	Tivity Health Inc(a)	682,927
32,364	TrueBlue Inc(a)	604,883
50,265	United Natural Foods Inc(a)	802,732
22,797	Universal Corp	1,108,162
11,724	US Physical Therapy Inc	1,409,811
10,941	USANA Health Sciences Inc(a)	843,551
50,998	Vanda Pharmaceuticals Inc(a)	670,114
35,346	Varex Imaging Corp(a)	589,571
120,913	Vector Group Ltd	1,408,636
18,638	Viad Corp	674,136
12,468	WD-40 Co	3,312,498
52,419	Xencor Inc(a)	2,287,041
17,848	Zynex Inc(a)(b)	240,234
		141,658,231
Energy — 3.26%
117,201	Archrock Inc	1,014,961
17,463	Bonanza Creek Energy Inc(a)	337,560
35,850	Callon Petroleum Co(a)(b)	471,786
22,658	CONSOL Energy Inc(a)	163,364
40,535	Core Laboratories NV	1,074,583
13,535	DMC Global Inc	585,389
32,019	Dril-Quip Inc(a)	948,403
22,352	Exterran Corp(a)	98,796
22,729	FutureFuel Corp	288,658
31,863	Green Plains Inc(a)	419,636
128,688	Helix Energy Solutions Group Inc(a)	540,490
98,169	Helmerich & Payne Inc	2,273,594
7,620	Laredo Petroleum Inc(a)	150,114
99,971	Matador Resources Co(a)(b)	1,205,650
24,110	Matrix Service Co(a)	265,692
5,841	Nabors Industries Ltd(b)	340,121
100,648	NOW Inc(a)	722,653
90,600	Oceaneering International Inc(a)	720,270
55,346	Oil States International Inc(a)	277,837
36,242	Par Pacific Holdings Inc(a)	506,663
171,058	Patterson-UTI Energy Inc	899,765
87,426	PBF Energy Inc Class A	620,725
90,904	PDC Energy Inc(a)	1,866,259
12,755	Penn Virginia Corp(a)	129,463
73,568	ProPetro Holding Corp(a)	543,667
225,051	QEP Resources Inc	537,872
233,862	Range Resources Corp	1,566,875
35,885	Renewable Energy Group Inc(a)	2,541,376
4,811	REX American Resources Corp(a)	353,464
53,252	RPC Inc(a)	167,744
100,757	SM Energy Co	616,633
589,237	Southwestern Energy Co(a)	1,755,926
77,832	SunCoke Energy Inc	338,569
19,602	Talos Energy Inc(a)	161,520

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Energy — (continued)
66,637	US Silica Holdings Inc	$ 467,792
46,198	Warrior Met Coal Inc	984,941
		25,958,811
Financial — 23.84%
78,012	Acadia Realty Trust REIT	1,106,990
50,481	Agree Realty Corp REIT	3,361,025
65,653	Alexander & Baldwin Inc REIT	1,127,919
17,473	Allegiance Bancshares Inc	596,353
41,793	Ambac Financial Group Inc(a)	642,776
45,648	American Assets Trust Inc REIT	1,318,314
83,950	American Equity Investment Life Holding Co	2,322,057
63,399	Ameris Bancorp	2,413,600
17,636	AMERISAFE Inc	1,012,835
117,758	Apollo Commercial Real Estate Finance Inc REIT	1,315,357
52,906	Armada Hoffler Properties Inc REIT	593,605
58,398	ARMOUR Residential REIT Inc	630,114
73,660	Assured Guaranty Ltd	2,319,553
46,865	Axos Financial Inc(a)	1,758,843
41,308	Banc of California Inc	607,641
16,995	BancFirst Corp	997,607
84,287	BankUnited Inc	2,931,502
32,074	Banner Corp	1,494,328
45,924	Berkshire Hills Bancorp Inc	786,219
43,832	Blucora Inc(a)	697,367
75,043	Boston Private Financial Holdings Inc	634,113
155,619	Brandywine Realty Trust REIT	1,853,422
54,661	Brightsphere Investment Group Inc	1,053,864
73,106	Brookline Bancorp Inc	880,196
114,935	Cadence BanCorp	1,887,233
117,761	Capitol Federal Financial Inc	1,472,013
88,023	Capstead Mortgage Corp REIT	511,414
87,343	CareTrust REIT Inc	1,937,268
12,028	Centerspace REIT	849,658
25,089	Central Pacific Financial Corp	476,942
42,693	Chatham Lodging Trust REIT	461,084
14,403	City Holding Co	1,001,729
65,328	Columbia Banking System Inc	2,345,275
48,848	Community Bank System Inc	3,043,719
20,306	Community Healthcare Trust Inc REIT	956,616
109,146	CoreCivic Inc REIT	714,906
27,282	Customers Bancorp Inc(a)	495,987
116,209	CVB Financial Corp	2,266,075
182,028	DiamondRock Hospitality Co REIT	1,501,731
26,760	Dime Community Bancshares Inc	422,005
216,978	Diversified Healthcare Trust REIT	893,949
29,409	Eagle Bancorp Inc	1,214,592
Shares		Fair Value
Financial — (continued)
74,272	Easterly Government Properties Inc REIT	$ 1,682,261
23,626	eHealth Inc(a)	1,668,232
26,476	Employers Holdings Inc	852,262
28,597	Encore Capital Group Inc(a)	1,113,853
32,226	Enova International Inc(a)	798,238
95,883	Essential Properties Realty Trust Inc REIT	2,032,720
45,788	EZCORP Inc Class A(a)	219,325
28,308	FB Financial Corp	983,137
26,120	First Bancorp	883,640
199,097	First BanCorp	1,835,674
87,704	First Commonwealth Financial Corp	959,482
89,424	First Financial Bancorp	1,567,603
119,322	First Hawaiian Inc	2,813,613
104,281	First Midwest Bancorp Inc	1,660,154
41,578	Flagstar Bancorp Inc	1,694,719
66,622	Four Corners Property Trust Inc REIT	1,983,337
85,437	Franklin Street Properties Corp REIT	373,360
110,679	GEO Group Inc REIT(b)	980,616
32,535	Getty Realty Corp REIT	896,014
81,638	Global Net Lease Inc REIT	1,399,275
49,603	Granite Point Mortgage Trust Inc REIT	495,534
49,766	Great Western Bancorp Inc	1,040,109
13,075	Greenhill & Co Inc	158,731
28,987	Hanmi Financial Corp	328,713
5,587	HCI Group Inc	292,200
33,220	Heritage Financial Corp	777,016
32,770	Hersha Hospitality Trust REIT	258,555
19,877	HomeStreet Inc	670,849
112,455	Hope Bancorp Inc	1,226,884
37,782	Horace Mann Educators Corp	1,588,355
86,063	Independence Realty Trust Inc REIT	1,155,826
30,075	Independent Bank Corp	2,196,678
33,538	Independent Bank Group Inc	2,096,796
59,576	Industrial Logistics Properties Trust REIT	1,387,525
20,230	Innovative Industrial Properties Inc REIT	3,704,720
165,474	Invesco Mortgage Capital Inc REIT(b)	559,302
67,491	iStar Inc REIT	1,002,241
27,926	James River Group Holdings Ltd	1,372,563
76,257	Kite Realty Group Trust REIT	1,140,805
24,767	KKR Real Estate Finance Trust Inc REIT	443,825
252,674	Lexington Realty Trust REIT	2,683,398
35,787	LTC Properties Inc REIT	1,392,472
78,622	Mack-Cali Realty Corp REIT	979,630
21,914	Marcus & Millichap Inc(a)	815,858
30,515	Meta Financial Group Inc	1,115,628
65,483	Mr Cooper Group Inc(a)	2,031,937
27,442	National Bank Holdings Corp Class A	899,000

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Financial — (continued)
56,819	National Storage Affiliates Trust REIT	$ 2,047,189
39,640	NBT Bancorp Inc	1,272,444
344,230	New York Mortgage Trust Inc REIT	1,270,209
20,094	NexPoint Residential Trust Inc REIT	850,177
77,378	NMI Holdings Inc Class A(a)	1,752,612
44,019	Northfield Bancorp Inc	542,754
116,598	Northwest Bancshares Inc	1,485,459
43,647	Office Properties Income Trust REIT	991,660
45,947	OFG Bancorp	851,857
150,840	Old National Bancorp	2,497,910
86,112	Pacific Premier Bancorp Inc	2,697,889
19,790	Palomar Holdings Inc(a)	1,758,144
12,949	Park National Corp(b)	1,359,774
90,129	PennyMac Mortgage Investment Trust REIT	1,585,369
12,517	Piper Sandler Cos	1,262,965
41,585	PRA Group Inc(a)	1,649,261
12,372	Preferred Bank	624,415
49,166	ProAssurance Corp	874,663
66,513	Provident Financial Services Inc	1,194,573
16,598	RE/MAX Holdings Inc Class A	603,005
36,859	Ready Capital Corp REIT	458,895
105,336	Realogy Holdings Corp(a)	1,382,008
102,116	Redwood Trust Inc REIT	896,578
51,269	Renasant Corp	1,726,740
107,661	Retail Opportunity Investments Corp REIT	1,441,581
195,471	Retail Properties of America Inc REIT Class A	1,673,232
72,637	RPT Realty REIT	628,310
36,431	S&T Bancorp Inc	904,946
12,907	Safehold Inc REIT(b)	935,628
12,909	Safety Insurance Group Inc	1,005,611
11,765	Saul Centers Inc REIT	372,715
50,127	Seacoast Banking Corp of Florida(a)	1,476,240
42,795	ServisFirst Bancshares Inc	1,724,211
99,305	Simmons First National Corp Class A	2,143,995
137,500	SITE Centers Corp REIT	1,391,500
28,665	Southside Bancshares Inc	889,475
28,463	St Joe Co	1,208,254
24,377	Stewart Information Services Corp	1,178,872
14,843	StoneX Group Inc(a)	859,410
96,432	Summit Hotel Properties Inc REIT	868,852
85,261	Tanger Factory Outlet Centers Inc REIT(b)	849,200
73,907	Third Point Reinsurance Ltd(a)	703,595
11,175	Tompkins Financial Corp	788,955
20,633	Triumph Bancorp Inc(a)	1,001,732
29,864	Trupanion Inc(a)	3,575,019
87,980	TrustCo Bank Corp NY	586,827
79,027	United Community Banks Inc	2,247,528
Shares		Fair Value
Financial — (continued)
19,640	United Fire Group Inc	$ 492,964
16,076	United Insurance Holdings Corp	91,955
211,534	Uniti Group Inc REIT	2,481,294
11,860	Universal Health Realty Income Trust REIT	762,242
26,976	Universal Insurance Holdings Inc	407,607
26,635	Urstadt Biddle Properties Inc REIT Class A	376,353
45,145	Veritex Holdings Inc	1,158,421
6,529	Virtus Investment Partners Inc	1,416,793
57,031	Waddell & Reed Financial Inc Class A	1,452,580
26,496	Walker & Dunlop Inc	2,438,162
75,151	Washington REIT	1,625,516
24,514	Westamerica BanCorp	1,355,379
37,216	Whitestone REIT	296,612
100,847	WisdomTree Investments Inc	539,531
3,637	World Acceptance Corp(a)(b)	371,774
103,761	Xenia Hotels & Resorts Inc REIT	1,577,167
		190,057,049
Industrial — 17.79%
37,176	AAON Inc	2,477,037
30,273	AAR Corp	1,096,488
34,917	Advanced Energy Industries Inc(a)	3,385,901
27,724	Aegion Corp(a)	526,479
65,569	Aerojet Rocketdyne Holdings Inc(a)	3,465,322
20,011	AeroVironment Inc(a)	1,738,956
8,995	Alamo Group Inc	1,240,860
15,503	American Woodmark Corp(a)	1,454,957
23,505	Apogee Enterprises Inc	744,638
35,362	Applied Industrial Technologies Inc	2,757,882
17,176	Applied Optoelectronics Inc(a)(b)	146,168
23,180	ArcBest Corp	989,091
44,035	Arcosa Inc	2,418,843
20,626	Astec Industries Inc	1,193,833
23,849	Atlas Air Worldwide Holdings Inc(a)	1,300,724
23,790	AZZ Inc	1,128,598
26,564	Badger Meter Inc	2,498,610
42,485	Barnes Group Inc	2,153,565
9,046	Bel Fuse Inc Class B	135,961
32,806	Benchmark Electronics Inc	886,090
35,764	Boise Cascade Co	1,709,519
44,226	Brady Corp Class A	2,336,017
21,778	Bristow Group Inc(a)	573,197
32,205	Chart Industries Inc(a)	3,793,427
17,979	CIRCOR International Inc(a)	691,113
33,204	Comfort Systems USA Inc	1,748,523
23,107	Comtech Telecommunications Corp	478,084
31,576	Dorian LPG Ltd(a)	384,911

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Industrial — (continued)
15,413	DXP Enterprises Inc(a)	$ 342,631
24,275	Echo Global Logistics Inc(a)	651,056
18,605	Encore Wire Corp	1,126,905
54,581	Enerpac Tool Group Corp	1,234,076
18,735	EnPro Industries Inc	1,414,867
23,755	ESCO Technologies Inc	2,451,991
47,103	Exponent Inc	4,240,683
33,699	Fabrinet (a)	2,614,705
16,166	FARO Technologies Inc(a)	1,141,805
55,217	Federal Signal Corp	1,831,548
25,096	Forward Air Corp	1,928,377
34,985	Franklin Electric Co Inc	2,421,312
29,670	Gibraltar Industries Inc(a)	2,134,460
42,551	Granite Construction Inc	1,136,537
29,804	Greenbrier Cos Inc	1,084,270
40,600	Griffon Corp	827,428
71,997	Harsco Corp(a)	1,294,506
11,611	Haynes International Inc	276,806
44,916	Heartland Express Inc	812,980
68,223	Hillenbrand Inc	2,715,275
30,557	Hub Group Inc Class A(a)	1,741,749
21,131	Ichor Holdings Ltd(a)	636,994
17,186	Insteel Industries Inc	382,732
36,855	Itron Inc(a)	3,534,394
28,947	John Bean Technologies Corp	3,296,195
25,250	Kaman Corp	1,442,532
83,508	Knowles Corp(a)	1,539,052
9,897	Lindsay Corp	1,271,369
14,907	Lydall Inc(a)	447,657
53,401	Marten Transport Ltd	920,099
18,438	Materion Corp	1,174,869
39,303	Matson Inc	2,239,092
28,779	Matthews International Corp Class A	846,103
4,437	Mesa Laboratories Inc	1,271,822
26,784	Moog Inc Class A	2,123,971
52,077	Mueller Industries Inc	1,828,423
32,685	Myers Industries Inc	679,194
14,973	MYR Group Inc(a)	899,877
4,863	National Presto Industries Inc	430,035
7,237	Olympic Steel Inc	96,469
15,206	OSI Systems Inc(a)	1,417,503
17,302	Park Aerospace Corp	232,020
20,036	Patrick Industries Inc	1,369,461
53,287	PGT Innovations Inc(a)	1,083,858
26,297	Plexus Corp(a)	2,056,688
7,581	Powell Industries Inc	223,564
24,409	Proto Labs Inc(a)	3,744,341
32,563	Raven Industries Inc	1,077,510
23,864	Saia Inc(a)	4,314,611
59,363	Sanmina Corp(a)	1,893,086
17,345	SEACOR Holdings Inc(a)	718,950
12,140	SMART Global Holdings Inc(a)	456,828
40,858	SPX Corp(a)	2,228,395
38,514	SPX FLOW Inc(a)	2,232,271
11,148	Standex International Corp	864,193
15,963	Sturm Ruger & Co Inc	1,038,712
16,854	Tennant Co	1,182,645
Shares		Fair Value
Industrial — (continued)
31,863	TimkenSteel Corp(a)	$ 148,800
22,955	Tredegar Corp	383,349
34,952	Trinseo SA	1,789,892
47,543	Triumph Group Inc	597,140
90,431	TTM Technologies Inc(a)	1,247,496
55,824	UFP Industries Inc	3,101,023
14,401	US Concrete Inc(a)	575,608
28,750	US Ecology Inc	1,044,488
19,266	Vicor Corp(a)	1,776,711
25,030	Watts Water Technologies Inc Class A	3,046,151
		141,784,934
Technology — 9.81%
112,802	3D Systems Corp(a)(b)	1,182,165
97,000	8x8 Inc(a)	3,343,590
18,593	Agilysys Inc(a)	713,599
144,132	Allscripts Healthcare Solutions Inc(a)	2,081,266
30,559	Axcelis Technologies Inc(a)	889,878
35,752	Bottomline Technologies Inc(a)	1,885,560
67,359	Brooks Automation Inc	4,570,308
20,402	CEVA Inc(a)	928,291
38,287	Cohu Inc	1,461,798
11,713	Computer Programs and Systems Inc	314,377
30,057	CSG Systems International Inc	1,354,669
29,375	CTS Corp	1,008,444
28,760	Cubic Corp	1,784,270
70,868	Diebold Nixdorf Inc(a)	755,453
26,121	Digi International Inc(a)	493,687
38,458	Diodes Inc(a)	2,711,289
26,732	Donnelley Financial Solutions Inc(a)	453,642
20,259	DSP Group Inc(a)	336,097
21,339	Ebix Inc	810,242
30,846	ExlService Holdings Inc(a)	2,625,920
70,603	FormFactor Inc(a)	3,037,341
134,572	Glu Mobile Inc(a)	1,212,494
32,021	Insight Enterprises Inc(a)	2,436,478
56,592	Kulicke & Soffa Industries Inc	1,800,192
56,751	LivePerson Inc(a)	3,531,615
24,798	ManTech International Corp Class A	2,205,534
61,165	MaxLinear Inc(a)	2,335,891
6,618	MicroStrategy Inc Class A(a)	2,571,424
17,588	MTS Systems Corp	1,022,918
50,164	NextGen Healthcare Inc(a)	914,991
31,141	OneSpan Inc(a)	643,996
44,551	Onto Innovation Inc(a)	2,118,400
26,573	PDF Solutions Inc(a)	573,977
59,023	Photronics Inc(a)	658,697
157,934	Pitney Bowes Inc	972,873
54,614	Power Integrations Inc	4,470,702
41,149	Progress Software Corp	1,859,523
103,936	Rambus Inc(a)	1,814,723
13,759	Simulations Plus Inc	989,547
32,214	SPS Commerce Inc(a)	3,498,118

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Technology — (continued)
36,098	Sykes Enterprises Inc(a)	$ 1,359,812
19,883	Tabula Rasa HealthCare Inc(a)(b)	851,788
16,629	TTEC Holdings Inc	1,212,753
36,975	Ultra Clean Holdings Inc(a)	1,151,771
57,162	Unisys Corp(a)	1,124,948
45,263	Veeco Instruments Inc(a)	785,766
25,994	Virtusa Corp(a)	1,329,073
96,442	Xperi Holding Corp	2,015,638
		78,205,528
Utilities — 1.58%
33,655	American States Water Co	2,675,909
62,710	Avista Corp	2,517,179
45,470	California Water Service Group	2,456,744
15,472	Chesapeake Utilities Corp	1,674,225
27,890	Northwest Natural Holding Co	1,282,661
91,772	South Jersey Industries Inc	1,977,687
		12,584,405
TOTAL COMMON STOCK — 99.73% (Cost $631,460,890)		$794,975,726
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,425,000	BlackRock FedFund Institutional Class(c), 0.00%(d)	2,425,000
3,999,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.02%(d)	3,999,000
2,425,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	2,425,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.11% (Cost $8,849,000)		$ 8,849,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.28%
$5,357,955	Undivided interest of 10.54% in a repurchase agreement (principal amount/value $50,827,140 with a maturity value of $50,827,535) with Morgan Stanley & Co LLC, 0.07%, dated 12/31/20 to be repurchased at $ 5,357,955 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/4/21 - 12/20/50, with a value of $51,843,750.(c)	$ 5,357,955
6,427,058	Undivided interest of 11.51% in a repurchase agreement (principal amount/value $55,851,428 with a maturity value of $55,851,924) with RBC Capital Markets Corp, 0.08%, dated 12/31/20 to be repurchased at $6,427,058 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 1/5/21 - 12/20/50, with a value of $56,968,457.(c)	6,427,058
6,427,058	Undivided interest of 11.80% in a repurchase agreement (principal amount/value $54,474,036 with a maturity value of $54,474,460) with Citigroup Global Markets Inc, 0.07%, dated 12/31/20 to be repurchased at $6,427,058 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.00%, 9/15/21 - 1/1/51, with a value of $55,563,519.(c)	6,427,058
TOTAL SHORT TERM INVESTMENTS — 2.28% (Cost $18,212,071)		$ 18,212,071
TOTAL INVESTMENTS — 103.12% (Cost $658,521,961)		$822,036,797
OTHER ASSETS & LIABILITIES, NET — (3.12)%		$ (24,896,208)
TOTAL NET ASSETS — 100.00%		$797,140,589

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2020
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2020.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2020.
REIT	Real Estate Investment Trust
At December 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 Mini Futures	63	USD	6,220,620	March 2021	$14,166
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $25,998,328 of securities on loan)(a)	$803,824,726
Repurchase agreements, fair value(b)	18,212,071
Cash	688,194
Cash pledged on futures contracts	5,214,242
Dividends receivable	850,450
Subscriptions receivable	1,412,596
Total Assets	830,202,279
LIABILITIES:
Payable for director fees	5,258
Payable for distribution fees	446
Payable for other accrued fees	50,651
Payable for shareholder services fees	131,146
Payable to investment adviser	130,799
Payable upon return of securities loaned	27,061,071
Redemptions payable	5,669,863
Variation margin on futures contracts	12,456
Total Liabilities	33,061,690
NET ASSETS	$797,140,589
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,976,073
Paid-in capital in excess of par	615,820,572
Undistributed/accumulated earnings	173,343,944
NET ASSETS	$797,140,589
NET ASSETS BY CLASS
Investor Class	$438,003,849
Class L	$2,120,648
Institutional Class	$357,016,092
CAPITAL STOCK:
Authorized
Investor Class	140,000,000
Class L	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	34,253,992
Class L	118,923
Institutional Class	45,387,818
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.79
Class L	$17.83
Institutional Class	$7.87
(a) Cost of investments	$640,309,890
(b) Cost of repurchase agreements	$18,212,071
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Interest	$25,219
Income from securities lending	699,158
Dividends	12,123,781
Foreign withholding tax	(14,641)
Total Income	12,833,517
EXPENSES:
Management fees	1,454,521
Shareholder services fees – Investor Class	1,257,850
Shareholder services fees – Class L	228,609
Audit and tax fees	29,785
Custodian fees	29,288
Director's fees	20,142
Distribution fees – Class L	162,524
Legal fees	6,017
Pricing fees	3,120
Registration fees	51,265
Shareholder report fees	35,263
Transfer agent fees	11,812
Other fees	3,756
Total Expenses	3,293,952
Less amount waived by investment adviser	54,850
Net Expenses	3,239,102
NET INVESTMENT INCOME	9,594,415
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	51,920,610
Net realized gain on futures contracts	3,290,983
Net Realized Gain	55,211,593
Net change in unrealized appreciation on investments	21,581,189
Net change in unrealized depreciation on futures contracts	(28,316)
Net Change in Unrealized Appreciation	21,552,873
Net Realized and Unrealized Gain	76,764,466
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,358,881
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West S&P Small Cap 600® Index Fund	2020	2019
OPERATIONS:
Net investment income	$9,594,415	$10,885,085
Net realized gain	55,211,593	69,209,377
Net change in unrealized appreciation	21,552,873	96,421,136
Net Increase in Net Assets Resulting from Operations	86,358,881	176,515,598
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(27,302,137)	(27,986,709)
Class L	(844,393)	(5,117,556)
Institutional Class	(39,318,574)	(39,068,219)
From Net Investment Income and Net Realized Gains	(67,465,104)	(72,172,484)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	155,569,141	146,470,603
Class L	21,646,148	48,527,493
Institutional Class	96,221,079	80,280,902
Shares issued in reinvestment of distributions
Investor Class	27,302,137	27,986,709
Class L	844,393	5,117,556
Institutional Class	39,318,574	39,068,219
Shares redeemed
Investor Class	(196,378,416)	(212,724,561)
Class L	(120,300,141)	(24,384,772)
Institutional Class	(167,851,126)	(95,420,534)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(143,628,211)	14,921,615
Total Increase (Decrease) in Net Assets	(124,734,434)	119,264,729
NET ASSETS:
Beginning of year	921,875,023	802,610,294
End of year	$797,140,589	$921,875,023
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,047,874	12,107,896
Class L	1,601,482	3,019,742
Institutional Class	16,914,316	9,973,856
Shares issued in reinvestment of distributions
Investor Class	2,279,510	2,288,393
Class L	57,490	307,730
Institutional Class	5,332,828	4,941,627
Shares redeemed
Investor Class	(18,222,147)	(17,581,247)
Class L	(8,524,822)	(1,520,034)
Institutional Class	(23,569,078)	(11,677,514)
Net Increase (Decrease)	(9,082,547)	1,860,449
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$12.35	0.12	1.16	1.28	(0.16)	(0.68)	(0.84)	$12.79	10.93%
12/31/2019	$10.79	0.13	2.25	2.38	(0.07)	(0.75)	(0.82)	$12.35	22.29%
12/31/2018	$13.52	0.14	(1.31)	(1.17)	(0.16)	(1.40)	(1.56)	$10.79	(8.99%)
12/31/2017	$13.20	0.13	1.53	1.66	(0.22)	(1.12)	(1.34)	$13.52	12.75%
12/31/2016	$11.13	0.12	2.72	2.84	(0.12)	(0.65)	(0.77)	$13.20	25.74%
Class L
12/31/2020	$16.80	0.12	1.65	1.77	(0.06)	(0.68)	(0.74)	$17.83	10.82%
12/31/2019	$14.43	0.14	3.00	3.14	(0.02)	(0.75)	(0.77)	$16.80	21.87%
12/31/2018	$17.50	0.14	(1.71)	(1.57)	(0.10)	(1.40)	(1.50)	$14.43	(9.21%)
12/31/2017	$16.70	0.12	1.95	2.07	(0.15)	(1.12)	(1.27)	$17.50	12.52%
12/31/2016	$13.90	0.12	3.40	3.52	(0.07)	(0.65)	(0.72)	$16.70	25.43%
Institutional Class
12/31/2020	$ 7.93	0.10	0.73	0.83	(0.21)	(0.68)	(0.89)	$ 7.87	11.47%
12/31/2019	$ 7.23	0.12	1.48	1.60	(0.15)	(0.75)	(0.90)	$ 7.93	22.51%
12/31/2018	$ 9.67	0.14	(0.93)	(0.79)	(0.25)	(1.40)	(1.65)	$ 7.23	(8.65%)
12/31/2017	$ 9.82	0.13	1.14	1.27	(0.30)	(1.12)	(1.42)	$ 9.67	13.17%
12/31/2016	$ 8.47	0.12	2.07	2.19	(0.19)	(0.65)	(0.84)	$ 9.82	26.17%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2020	$438,004	0.56%	0.56%	1.11%	24%
12/31/2019	$433,934	0.56%	0.56%	1.11%	21%
12/31/2018	$413,791	0.56%	0.56%	0.98%	21%
12/31/2017	$532,234	0.58%	0.58%	0.92%	24%
12/31/2016	$529,884	0.60%	0.60%	1.02%	26%
Class L
12/31/2020	$ 2,121	0.87%	0.81%	0.87%	24%
12/31/2019	$117,320	0.86%	0.81%	0.88%	21%
12/31/2018	$ 74,687	0.88%	0.81%	0.75%	21%
12/31/2017	$ 62,431	0.87%	0.83%	0.71%	24%
12/31/2016	$ 31,884	0.85%	0.85%	0.81%	26%
Institutional Class
12/31/2020	$357,016	0.20%	0.20%	1.47%	24%
12/31/2019	$370,621	0.20%	0.20%	1.47%	21%
12/31/2018	$314,133	0.20%	0.20%	1.35%	21%
12/31/2017	$350,290	0.23%	0.23%	1.28%	24%
12/31/2016	$335,507	0.25%	0.25%	1.37%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2020

As of December 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
	2020	2019
Ordinary income	$15,423,925	$9,470,205
Long-term capital gain	52,041,179	62,702,279
	$67,465,104	$72,172,484
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$3,126,108
Undistributed long-term capital gains	12,416,531
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	157,801,305
Tax composition of capital	$173,343,944

Annual Report - December 31, 2020

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
Federal tax cost of investments	$664,249,658
Gross unrealized appreciation on investments	245,139,944
Gross unrealized depreciation on investments	(87,338,639)
Net unrealized appreciation on investments	$157,801,305
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received, if any. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 118 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2020 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$14,166 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2020

The effect of derivative investments for the year ended December 31, 2020 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$3,290,983	Net change in unrealized depreciation on futures contracts	$(28,316)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$47,434	$45,156	$54,850	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
GWCM is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.013% of the Fund's net assets.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the fiscal year ended December 31, 2020.

Annual Report - December 31, 2020

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $182,741,333 and $371,379,853, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2020, the Fund had securities on loan valued at $25,998,328 and received collateral as reported on the Statement of Assets and Liabilities of $27,061,071 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Small Cap 600® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, 62% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021